Supplemental Condensed Combining Information	3 Months Ended
Mar. 31, 2014
Notes to Consolidated Financial Statements [Abstract]
Supplemental Condensed Combining Information

16. Supplemental Condensed Combining Information

FMC Finance III, a former wholly-owned subsidiary of the Company, issued 6⅞% Senior Notes due 2017 in July 2007. On June 20, 2011, Fresenius Medical Care US Finance, Inc. (“US Finance”) acquired substantially all of the assets of FMC Finance III and assumed its obligations, including the 6⅞% Senior Notes and the related indenture. The 6⅞% Senior Notes are fully and unconditionally guaranteed, jointly and severally on a senior basis, by the Company and by FMCH and Fresenius Medical Care Deutschland GmbH (“D-GmbH”), together the (“Guarantor Subsidiaries”). The 6⅞% Senior Notes and related guarantees were issued in an exchange offer registered under the Securities Act of 1933. The financial statements in this report present the financial condition, results of operations and cash flows of the Company, on a consolidated basis at March 31, 2014 and December 31, 2013 and for the three-months periods ended March 31, 2014 and 2013. The following combining financial information for the Company is at March 31, 2014 and December 31, 2013 and for the three-months periods ended March 31, 2014 and 2013, segregated between FMC US Finance as issuer, the Company, D-GmbH and FMCH as guarantors, and the Company's other businesses (the “Non-Guarantor Subsidiaries”). For purposes of the condensed combining information, the Company and the Guarantor Subsidiaries carry their investments under the equity method. Other (income) expense includes income (loss) related to investments in consolidated subsidiaries recorded under the equity method for purposes of the condensed combining information. In addition, other (income) expense includes income and losses from profit and loss transfer agreements as well as dividends received.

	For the three months ended March 31, 2014
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$531,730	$-	$3,896,574	$(864,712)	$3,563,592
Cost of revenue	-	-	332,156	-	2,995,003	(845,699)	2,481,460
Gross profit	-	-	199,574	-	901,571	(19,013)	1,082,132
Operating expenses (income):
Selling, general and administrative(1)	-	47,374	28,650	(26,380)	569,452	(11,887)	607,209
Research and development	-	-	19,297	-	10,731	-	30,028
Operating (loss) income	-	(47,374)	151,627	26,380	321,388	(7,126)	444,895
Other (income) expense:
Interest, net	(1,731)	60,526	(1,031)	45,462	(7,015)	50	96,261
Other, net	-	(330,870)	111,665	(154,698)	-	373,903	-
Income (loss) before income taxes	1,731	222,970	40,993	135,616	328,403	(381,079)	348,634
Income tax expense (benefit)	628	17,508	37,172	(7,528)	148,579	(95,075)	101,284
Net Income (loss)	1,103	205,462	3,821	143,144	179,824	(286,004)	247,350
Net Income attributable to noncontrolling interests	-	-	-	-	-	41,888	41,888
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$1,103	$205,462	$3,821	$143,144	$179,824	$(327,892)	$205,462

(1) Selling, general and administrative is presented net of Gain on Sale of dialysis clinics and net of income from equity method investees.

	For the three months ended March 31, 2013
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total

Net revenue	$-	$-	$495,497	$-	$3,758,626	$(790,202)	$3,463,921
Cost of revenue	-	-	335,779	-	2,796,879	(778,255)	2,354,403
Gross profit	-	-	159,718	-	961,747	(11,947)	1,109,518
Operating expenses (income):
Selling, general and administrative (1)	-	6,423	49,086	(7,180)	511,647	25,857	585,833
Research and development	-	-	17,969	-	12,572	(169)	30,372
Operating (loss) income	-	(6,423)	92,663	7,180	437,528	(37,635)	493,313
Other (income) expense:
Interest, net	(1,697)	46,193	2,251	40,298	17,184	-	104,229
Other, net	-	(263,397)	96,047	(181,689)	-	349,039	-
Income (loss) before income taxes	1,697	210,781	(5,635)	148,571	420,344	(386,674)	389,084
Income tax expense (benefit)	616	(14,718)	6,076	(13,065)	116,077	34,015	129,001
Net Income (loss)	1,081	225,499	(11,711)	161,636	304,267	(420,689)	260,083
Net Income attributable to noncontrolling interests	-	-	-	-	-	34,584	34,584
Net income (loss) attributable to shareholders of FMC-AG & Co. KGaA	$1,081	$225,499	$(11,711)	$161,636	$304,267	$(455,273)	$225,499

(1) Selling, general and administrative is presented net of Gain on Sale of dialysis clinics and net of income from equity method investees.

	For the three months ended March 31, 2014
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$1,103	$205,462	$3,821	$143,144	$179,824	$(286,004)	$247,350
Gain (loss) related to cash flow hedges	-	7,234	-	-	(275)	-	6,959
Actuarial gain (loss) on defined benefit pension plans	-	50	947	3,262	95	-	4,354
Gain (loss) related to foreign currency translation	-	833	(145)	-	(50,268)	2,524	(47,056)
Income tax (expense) benefit related to components of other comprehensive income	-	(2,097)	(276)	(1,287)	110	-	(3,550)
Other comprehensive income (loss), net of tax	-	6,020	526	1,975	(50,338)	2,524	(39,293)
Total comprehensive income	$1,103	$211,482	$4,347	$145,119	$129,486	$(283,480)	$208,057
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	41,855	41,855
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$1,103	$211,482	$4,347	$145,119	$129,486	$(325,335)	$166,202

	For the three months ended March 31, 2013
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH

Net Income	$1,081	$225,499	$(11,711)	$161,636	$304,267	$(420,689)	$260,083
Gain (loss) related to cash flow hedges	-	12,864	-	-	3,033	-	15,897
Actuarial gain (loss) on defined benefit pension plans	-	32	637	5,668	61	-	6,398
Gain (loss) related to foreign currency translation	-	67,232	(22,010)	-	(115,710)	2,296	(68,192)
Income tax (expense) benefit related to components of other comprehensive income	-	(3,707)	(186)	(2,236)	(555)	-	(6,684)
Other comprehensive income (loss), net of tax	-	76,421	(21,559)	3,432	(113,171)	2,296	(52,581)
Total comprehensive income	$1,081	$301,920	$(33,270)	$165,068	$191,096	$(418,393)	$207,502
Comprehensive income attributable to noncontrolling interests	-	-	-	-	-	32,602	32,602
Comprehensive income attributable to shareholders of FMC-AG & Co. KGaA	$1,081	$301,920	$(33,270)	$165,068	$191,096	$(450,995)	$174,900

	At March 31, 2014
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$0	$293	$5,198	$-	$569,325	$(689)	$574,127
Trade accounts receivable, less allowance for doubtful accounts	-	-	141,776	-	2,936,792	1,766	3,080,334
Accounts receivable from related parties	1,251,652	1,082,152	925,520	1,654,727	4,395,927	(9,138,792)	171,186
Inventories	-	-	314,500	-	1,046,933	(154,661)	1,206,772
Prepaid expenses and other current assets	-	47,005	70,159	117	1,041,383	36,728	1,195,392
Deferred taxes	-	-	-	-	312,758	(43,848)	268,910
Total current assets	1,251,652	1,129,450	1,457,153	1,654,844	10,303,118	(9,299,496)	6,496,721

Property, plant and equipment, net	-	679	255,385	-	3,003,849	(124,790)	3,135,123
Intangible assets	-	387	71,527	-	662,404	(91)	734,227
Goodwill	-	-	62,815	-	11,583,342	-	11,646,157
Deferred taxes	-	83,365	14,762	-	119,945	(109,592)	108,480
Other assets and notes receivables(1)	-	14,313,281	48,249	12,851,806	5,211,198	(31,122,565)	1,301,969
Total assets	$1,251,652	$15,527,162	$1,909,891	$14,506,650	$30,883,856	$(40,656,534)	$23,422,677

Current liabilities:
Accounts payable	$-	$726	$32,836	$-	$517,106	$-	$550,668
Accounts payable to related parties	-	2,199,883	665,432	1,571,744	5,126,683	(9,399,513)	164,229
Accrued expenses and other current liabilities	11,833	83,607	143,998	8,948	1,642,610	9,243	1,900,239
Short-term borrowings	-	56,536	-	-	100,690	-	157,226
Short-term borrowings from related parties	-	-	-	-	134,314	-	134,314
Current portion of long-term debt and capital lease obligations	-	78,195	-	200,000	23,080	-	301,275
Income tax payable	-	123,187	-	-	85,921	(5,554)	203,554
Deferred taxes	-	1,869	10,567	-	66,021	(42,646)	35,811
Total current liabilities	11,833	2,544,003	852,833	1,780,692	7,696,425	(9,438,470)	3,447,316

Long term debt and capital lease obligations, less current portion	1,166,233	152,002	-	2,586,469	7,681,126	(3,569,675)	8,016,155
Long term borrowings from related parties	-	3,359,322	-	2,092,452	6,491	(5,458,265)	-
Other liabilities	-	5,557	5,837	267,855	30,366	23,605	333,220
Pension liabilities	-	11,426	260,023	-	142,892	(953)	413,388
Income tax payable	2,915	30,840	-	-	21,549	110,736	166,040
Deferred taxes	-	-	-	-	759,967	(25,638)	734,329
Total liabilities	1,180,981	6,103,150	1,118,693	6,727,468	16,338,816	(18,358,660)	13,110,448

Noncontrolling interests subject to put provisions	-	-	0	-	631,940	-	631,940
Total FMC-AG & Co. KGaA shareholders' equity	70,671	9,424,012	791,198	7,779,182	13,656,823	(22,297,874)	9,424,012
Noncontrolling interests not subject to put provisions	-	-	-	-	256,277	-	256,277
Total equity	70,671	9,424,012	791,198	7,779,182	13,913,100	(22,297,874)	9,680,289
Total liabilities and equity	$1,251,652	$15,527,162	$1,909,891	$14,506,650	$30,883,856	$(40,656,534)	$23,422,677

(1) Other Assets and notes receivables are presented net of investment in equity method investees.

	At December 31, 2013
	Issuer	Guarantors			Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH
Current assets:
Cash and cash equivalents	$0	$13	$4,490	$-	$672,206	$6,068	$682,777
Trade accounts receivable, less allowance for doubtful accounts	-	-	152,480	-	2,882,736	2,058	3,037,274
Accounts receivable from related parties	1,269,092	960,137	815,748	1,643,394	4,073,975	(8,609,228)	153,118
Inventories	-	-	287,625	-	946,790	(137,311)	1,097,104
Prepaid expenses and other current assets	-	71,939	41,240	167	879,085	44,960	1,037,391
Deferred taxes	-	-	-	-	322,337	(43,285)	279,052
Total current assets	1,269,092	1,032,089	1,301,583	1,643,561	9,777,129	(8,736,738)	6,286,716

Property, plant and equipment, net	-	734	238,469	-	2,980,268	(127,517)	3,091,954
Intangible assets	-	501	73,166	-	684,290	(81)	757,876
Goodwill	-	-	62,829	-	11,595,358	-	11,658,187
Deferred taxes	-	80,931	14,209	-	118,306	(109,279)	104,167
Other assets and notes receivables (1)	-	13,955,933	47,661	12,583,246	5,234,132	(30,599,966)	1,221,006
Total assets	$1,269,092	$15,070,188	$1,737,917	$14,226,807	$30,389,483	$(39,573,581)	$23,119,906

Current liabilities:
Accounts payable	$-	$2,193	$28,689	$-	$511,715	$-	$542,597
Accounts payable to related parties	-	1,896,712	522,719	1,600,480	4,931,344	(8,827,326)	123,929
Accrued expenses and other current liabilities	29,770	45,897	129,727	9,403	1,786,709	11,027	2,012,533
Short-term borrowings	-	60	-	-	96,588	-	96,648
Short-term borrowings from related parties	-	-	-	-	62,342	-	62,342
Current portion of long-term debt and capital lease obligations	-	271,090	-	200,000	40,280	-	511,370
Income tax payable	-	114,197	-	-	56,163	-	170,360
Deferred taxes	-	2,331	9,002	-	64,539	(41,678)	34,194
Total current liabilities	29,770	2,332,480	690,137	1,809,883	7,549,680	(8,857,977)	3,553,973

Long term debt and capital lease obligations, less current portion	1,167,466	96,699	-	2,438,189	7,478,944	(3,434,378)	7,746,920
Long term borrowings from related parties	-	3,359,606	-	2,092,818	6,940	(5,459,364)	-
Other liabilities	-	5,616	6,028	267,914	30,399	19,604	329,561
Pension liabilities	-	10,377	254,233	-	171,248	-	435,858
Income tax payable	2,287	30,846	-	-	20,262	123,538	176,933
Deferred taxes	-	-	-	-	768,156	(24,766)	743,390
Total liabilities	1,199,523	5,835,624	950,398	6,608,804	16,025,629	(17,633,343)	12,986,635

Noncontrolling interests subject to put provisions	-	-	0	-	648,251	-	648,251
Total FMC-AG & Co. KGaA shareholders' equity	69,569	9,234,564	787,519	7,618,003	13,465,147	(21,940,238)	9,234,564
Noncontrolling interests not subject to put provisions	-	-	-	-	250,456	-	250,456
Total equity	69,569	9,234,564	787,519	7,618,003	13,715,603	(21,940,238)	9,485,020
Total liabilities and equity	$1,269,092	$15,070,188	$1,737,917	$14,226,807	$30,389,483	$(39,573,581)	$23,119,906

(1) Other Assets and notes receivables are presented net of investment in equity method investees.

	For the three months ended March 31, 2014
	Issuer	Guarantors
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH	Non-Guarantor Subsidiaries	Combining Adjustment	Combined Total
Operating Activities:
Net income (loss)	$1,103	$205,462	$3,821	$143,144	$179,824	$(286,004)	$247,350
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(124,293)	-	(154,698)	-	278,991	-
Depreciation and amortization	-	168	13,209	-	162,641	(8,851)	167,167
Change in deferred taxes, net	-	(5,141)	1,004	-	6,310	(5,632)	(3,459)
(Gain) loss on sale of fixed assets and investments	-	-	(48)	-	854	-	806
(Write Up) write-off loans from related parties	-	54,513	-	-	-	(54,513)	-
Compensation expense related to stock options	-	6,174	-	-	-	-	6,174
Investments in equity method investees, net	-	43,389	-	-	(10,990)	-	32,399
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	10,600	-	(73,804)	289	(62,915)
Inventories	-	-	(26,758)	-	(104,322)	19,432	(111,648)
Prepaid expenses and other current and non-current assets	-	27,932	(28,285)	(25,230)	5,543	(6,791)	(26,831)
Accounts receivable from / payable to related parties	19,214	68,641	126,606	(1,109)	(214,030)	23,481	22,803
Accounts payable, accrued expenses and other current and non-current liabilities	(17,938)	(1,925)	23,947	(455)	(183,359)	(578)	(180,308)
Income tax payable	628	8,954	-	(7,528)	36,852	(18,150)	20,756
Net cash provided by (used in) operating activities	3,007	283,874	124,096	(45,876)	(194,481)	(58,326)	112,294

Investing Activities:
Purchases of property, plant and equipment	-	-	(28,346)	-	(179,465)	8,180	(199,631)
Proceeds from sale of property, plant and equipment	-	-	128	-	2,352	-	2,480
Disbursement of loans to related parties	-	(88,773)	-	(63,712)	-	152,485	-
Acquisitions and investments, net of cash acquired, and purchases of intangible assets	-	(63,444)	(1,216)	-	(136,985)	64,488	(137,157)
Proceeds from divestitures	-	-	-	-	2,381	-	2,381
Net cash provided by (used in) investing activities	-	(152,217)	(29,434)	(63,712)	(311,717)	225,153	(331,927)

Financing Activities:
Short-term borrowings, net	-	(60)	(93,960)	-	171,121	-	77,101
Long-term debt and capital lease obligations, net	(3,007)	(136,960)	-	109,588	186,922	(152,485)	4,058
Increase (decrease) of accounts receivable securitization program	-	-	-	-	68,000	-	68,000
Proceeds from exercise of stock options	-	5,266	-	-	541	-	5,807
Capital increase (decrease)	-	-	-	-	21,099	(21,099)	-
Distributions to noncontrolling interest	-	-	-	-	(52,157)	-	(52,157)
Contributions from noncontrolling interest	-	-	-	-	13,402	-	13,402
Net cash provided by (used in) financing activities	(3,007)	(131,754)	(93,960)	109,588	408,928	(173,584)	116,211

Effect of exchange rate changes on cash and cash equivalents	-	377	6	-	(5,611)	-	(5,228)

Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	0	280	708	-	(102,881)	(6,757)	(108,650)
Cash and cash equivalents at beginning of period	0	13	4,490	-	672,206	6,068	682,777
Cash and cash equivalents at end of period	$0	$293	$5,198	$-	$569,325	$(689)	$574,127

	For the three months ended March 31, 2013
	Issuer	Guarantors			Non-Guarantor Subsidiaries
	FMC US Finance	FMC - AG & Co. KGaA	D-GmbH	FMCH		Combining Adjustment		Combined Total

Operating Activities:
Net income (loss)	$1,081	$225,499	$(11,711)	$161,636	$304,267	$(420,689)	$260,083
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Equity affiliate income	-	(117,240)	-	(181,689)	-	298,929	-
Depreciation and amortization	-	169	12,184	-	151,774	(7,774)	156,353
Change in deferred taxes, net	-	(14,876)	2,705	-	(3,914)	(6,370)	(22,455)
(Gain) loss on sale of fixed assets and investments	-	(12)	(115)	-	455	-	328
Compensation expense related to stock options	-	6,220	-	-	-	-	6,220
Investments in equity method investees, net	-	22,816	-	-	(4,234)	-	18,582
Changes in assets and liabilities, net of amounts from businesses acquired:
Trade accounts receivable, net	-	-	(15,829)	-	(24,873)	-	(40,702)
Inventories	-	-	(12,488)	-	(59,019)	15,334	(56,173)
Prepaid expenses and other current and non-current assets	-	(19,210)	(9,435)	(6,047)	66,903	(132)	32,079
Accounts receivable from / payable to related parties	8,547	(76,649)	52,601	28,490	(80,161)	65,697	(1,475)
Accounts payable, accrued expenses and other current and non-current liabilities	(7,273)	3,603	19,261	(921)	(115,523)	1,182	(99,671)
Income tax payable	616	(923)	-	(13,065)	50,431	25,190	62,249
Net cash provided by (used in) operating activities	2,971	29,397	37,173	(11,596)	286,106	(28,633)	315,418

Investing Activities:
Purchases of property, plant and equipment	-	(14)	(13,577)	-	(139,502)	5,736	(147,357)
Proceeds from sale of property, plant and equipment	-	17	180	-	1,130	-	1,327
Disbursement of loans to related parties	-	(22,515)	-	83,644	-	(61,129)	-
Acquisitions and investments, net of cash acquired, and net purchases of intangible assets	-	(23,152)	(1,424)	-	(69,095)	21,457	(72,214)
Proceeds from divestitures	-	-	-	-	(63,452)	64,488	1,036
Net cash provided by (used in) investing activities	-	(45,664)	(14,821)	83,644	(270,919)	30,552	(217,208)

Financing Activities:
Short-term borrowings, net	-	4,226	(22,794)	-	25,607	-	7,039
Long-term debt and capital lease obligations, net	(2,972)	-	-	1,659,914	(1,750,388)	61,129	(32,317)
Increase (decrease) of accounts receivable securitization program	-	-	-	-	(162,000)	-	(162,000)
Proceeds from exercise of stock options	-	4,113	-	-	522	-	4,635
Capital increase (decrease)	-	-	-	(1,731,962)	1,730,603	1,359	-
Distributions to noncontrolling interest	-	-	-	-	(72,619)	-	(72,619)
Contributions from noncontrolling interest	-	-	-	-	8,795	-	8,795
Net cash provided by (used in) financing activities	(2,972)	8,339	(22,794)	(72,048)	(219,480)	62,488	(246,467)

Effect of exchange rate changes on cash and cash equivalents	-	8,461	(2)	-	(13,401)	-	(4,942)

Cash and Cash Equivalents:
Net increase (decrease) in cash and cash equivalents	(1)	533	(444)	-	(217,694)	64,407	(153,199)
Cash and cash equivalents at beginning of period	1	78	501	-	686,457	1,003	688,040
Cash and cash equivalents at end of period	$0	$611	$57	$-	$468,763	$65,410	$534,841